Related Party Transactions (Details) - Schedule of Transactions of Related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mr. Weidong Gu – Bank of China [Member]
Guarantee provided for bank short-term borrowings:
Bank short-term borrowings	$ 14,124	$ 14,390	$ 15,670
Mr. Weidong Gu – Xinyu Rural Commercial Bank [Member]
Guarantee provided for bank short-term borrowings:
Bank short-term borrowings	4,237	4,317
Mr. Weidong Gu – Agricultural Bank of China [Member]
Guarantee provided for bank short-term borrowings:
Bank short-term borrowings		4,317	4,701
Mr. Zhisheng Cheng – Bank of China [Member]
Guarantee provided for bank short-term borrowings:
Bank short-term borrowings	14,124	14,390	15,670
Mr. Xingzhi Huang – Bank of China [Member]
Guarantee provided for bank short-term borrowings:
Bank short-term borrowings	14,124	14,390	15,670
Mr. Xingzhi Huang – Agricultural Bank of China [Member]
Guarantee provided for bank short-term borrowings:
Bank short-term borrowings		4,317	4,701
Xinyu High-Tech Investment Co., Ltd. – Export-Import Bank of China Jiangxi Branch [Member]
Guarantee provided for bank short-term borrowings:
Bank short-term borrowings	6,497	6,619	7,208
Xinyu High-Tech Investment Co., Ltd.[Member]
Rental income:
Rental income	$ 69